Accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Threshold percentage for recognizing actuarial gains and losses (in hundredths)	10.00%
Vesting period	2 years 9 months
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale	1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Vesting period	3 years